Taxes on Income (Details) $ in Thousands, ¥ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Taxes on Income [Line Items]
Israeli statutory income tax rate	23.00%	23.00%	23.00%
Accumulated tax loss carryforward (in Dollars) | $				$ 109,159
Valuation allowance (in Dollars) | $				$ 26,943	$ 23,827
Israeli [Member]
Taxes on Income [Line Items]
Israeli statutory income tax rate	23.00%	23.00%	23.00%
U.S. [Member]
Taxes on Income [Line Items]
Israeli statutory income tax rate	21.00%	21.00%	21.00%
China [Member]
Taxes on Income [Line Items]
Israeli statutory income tax rate	2.50%	5.00%	25.00%
Taxable income amount (in Yuan Renminbi)	¥ 1		¥ 3
China [Member] | Minimum [Member]
Taxes on Income [Line Items]
Taxable income amount (in Yuan Renminbi)		¥ 1
China [Member] | Maximum [Member]
Taxes on Income [Line Items]
Taxable income amount (in Yuan Renminbi)		¥ 3